Related Party Balances and Transaction - Schedule of Related Party Balances and Transaction (Details)		6 Months Ended
		Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Peixuan Wang [Member]
Schedule of Related Party Balances and Transaction [Line Items]
Relationship	[1]	Chairwomen of the Company
Due from related parties
Total amount due from related parties	[1]	¥ 961,883		¥ 998,871
Related Party [Member]
Due from related parties
Total amount due from related parties		961,883	$ 141,764	998,871
Due to related parties
Total amount due to related parties		¥ 120,507	$ 17,761	104,597
Junjun Hao [Member]
Schedule of Related Party Balances and Transaction [Line Items]
Relationship		Executive direct and manager of Sentu Lejiao
Due to related parties
Total amount due to related parties				16,549
Others [Member]
Due to related parties
Total amount due to related parties		¥ 120,507		¥ 88,048

[1]	As of December 31, 2025 and June 30, 2026, the balance due from Ms. Peixuan Wang represented the excess payment of professional fees to Ms. Peixuan Wang over the actual payments made by the related party on behalf of the Company.